Trade receivables, reseller financing and other receivables - Breakdown of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ 173,287	R$ 185,278
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	173,287	185,278	R$ 197,011	R$ 156,006
Reseller Financing - Ipiranga [member] | Current [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	1,327	1,514
Reseller Financing - Ipiranga [member] | Less than 30 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	483	6,410
Reseller Financing - Ipiranga [member] | 31 to 60 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	1,132	8,697
Reseller Financing - Ipiranga [member] | 61-90 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	3,704	6,255
Reseller Financing - Ipiranga [member] | 91-180 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	4,937	9,892
Reseller Financing - Ipiranga [member] | More than 180 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ 161,704	R$ 152,510